Additional Financial Information of Parent Company - Condensed Statements of Operations and Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other (expenses) income, net	¥ 230,631	$ 33,438	¥ 7,067	¥ (5,559)
Impairment loss and others	15,048	2,182	(96,099)	(22,030)
Equity in losses of equity investees	(1,246)	(181)	(11,321)	(11,054)
Income tax expenses	(96,035)	(13,924)	(14,191)	(19,336)
Net (loss) income attributable to Full Truck Alliance Co. Ltd.	411,900		(3,654,528)	(3,470,480)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	1,972,520	285,988	(533,657)	(498,157)
Parent Company [Member]
Cost and operating expenses	(1,033,444)	(149,835)	(3,959,299)	(3,729,055)
Interest income	326,699	47,367	153,749	93,897
Investment (loss) income	23,405	3,393	(379)
Unrealized Gains Loss from Fair Value Changes of Short Term Investments and Derivative Assets	(39,131)	(5,673)	18,333
Other (expenses) income, net	228,955	33,196	2,277
Impairment loss and others	(1,646)	(239)	(46,625)
Equity in losses of equity investees			(5,696)	(10,975)
Income tax expenses	(96,032)	(13,923)	(14,090)
Equity in income of subsidiaries, VIEs and VIEs' subsidiaries	997,956	144,689	197,282	175,661
Net (loss) income attributable to Full Truck Alliance Co. Ltd.	406,762	58,975	(3,654,448)	(3,470,472)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	1,972,520	285,988	(533,657)	(498,157)
Total comprehensive (loss) income attributable to Full Truck Alliance Co. Ltd.	¥ 2,379,282	$ 344,963	¥ (4,188,105)	¥ (3,968,629)